CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 53	$ (2)	$ 74	$ (73)	$ (77)	$ (352)	$ (162)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(4)	(30)	75	(91)	32	(71)	(93)
Pension and other postretirement benefits adjustments	8	4	36	16	(54)	(10)	(16)
Other comprehensive income (loss), net of tax	4	(26)	111	(75)	(22)	(82)	(111)
Comprehensive income (loss)	57	(28)	185	(148)	(99)	(434)	(273)
Comprehensive income attributable to noncontrolling interest	(2)	(3)	(8)	(8)	(10)	(7)	(2)
Comprehensive income (loss) attributable to Venator	$ 55	$ (31)	$ 177	$ (156)	$ (109)	$ (441)	$ (275)